CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (29,336)	$ (16,517)		$ (11,484)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	143	87		33
Loss from disposal of fixed assets	16	15
Changes in marketable securities and bank deposits, net	91	57		550
Changes in accrued liability for employee severance benefits, net of retirement fund profit	14	35		81
Share-based compensation	2,912	1,777		197
Non-cash finance expenses (income), net	(1)	(8)		9,925
Changes in operating asset and liabilities:
Decrease (increase) in trade and other receivable	(2,889)	140		(338)
Increase in other non-current assets		(1)		(24)
Increase in accounts payable and accruals	1,680	1,917		346
Net cash used in operating activities	(27,370)	(12,498)		(714)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(424)	(500)		(219)
Investment in bank deposits	(23,000)	(28,000)
Investment in marketable securities	(31,700)	(72,518)		(11,107)
Proceeds from sale and maturity of marketable securities and bank deposits	40,106	22,502		3,977
Net cash used in investing activities	(15,018)	(78,516)		(7,349)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares through public offerings, net of issuance costs	54,132	64,202		41,092
Proceeds from issuance of Preferred A shares and warrants, net of issuance costs				8,157
Proceeds from exercise of warrants	1,295	2,285
Proceeds from exercise of options	112	344
Payments in respect of BIRD loan	(476)
Bank borrowings				102
Payments in respect of bank borrowings	(32)	(30)		(12)
Net cash provided by financing activities	55,031	66,801		49,339
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12,643	(24,213)		41,276
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	2		[1]	(15)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE PERIOD	18,795	43,008		1,747
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE PERIOD	31,440	18,795		43,008	$ 1,747
Cash and cash equivalents	31,190	18,795		43,008
Restricted cash	250
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS -
Cashless exercise of warrants		4
Conversion of convertible loans into Preferred A Shares and warrants				8,096
Conversion of Preferred A Shares into Ordinary Shares				13,438
Conversion of warrants from preferred A warrants to Ordinary Share warrants				8,494
Property and equipment purchases included in accounts payable and accruals	27
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for taxes	163	16
Interest received	1,015	921
Interest paid	$ 239

[1]	Represents an amount less than $1.